Document and Entity Information	0 Months Ended
Apr. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2014
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Aug. 27, 2014
Document Effective Date	Aug. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Bond Fund | A
Risk/Return:
Trading Symbol	MFBFX
MFS® Bond Fund | R4
Risk/Return:
Trading Symbol	MFBJX
MFS® Bond Fund | B
Risk/Return:
Trading Symbol	MFBBX
MFS® Bond Fund | C
Risk/Return:
Trading Symbol	MFBCX
MFS® Bond Fund | I
Risk/Return:
Trading Symbol	MBDIX
MFS® Bond Fund | R1
Risk/Return:
Trading Symbol	MFBGX
MFS® Bond Fund | R2
Risk/Return:
Trading Symbol	MBRRX
MFS® Bond Fund | R3
Risk/Return:
Trading Symbol	MFBHX
MFS® Bond Fund | R5
Risk/Return:
Trading Symbol	MFBKX
MFS® Limited Maturity Fund | I
Risk/Return:
Trading Symbol	MQLIX
MFS® Limited Maturity Fund | A
Risk/Return:
Trading Symbol	MQLFX
MFS® Limited Maturity Fund | R4
Risk/Return:
Trading Symbol	MQLJX
MFS® Limited Maturity Fund | 529A
Risk/Return:
Trading Symbol	EALMX
MFS® Limited Maturity Fund | 529B
Risk/Return:
Trading Symbol	EBLMX
MFS® Limited Maturity Fund | 529C
Risk/Return:
Trading Symbol	ELDCX
MFS® Limited Maturity Fund | B
Risk/Return:
Trading Symbol	MQLBX
MFS® Limited Maturity Fund | C
Risk/Return:
Trading Symbol	MQLCX
MFS® Limited Maturity Fund | R1
Risk/Return:
Trading Symbol	MQLGX
MFS® Limited Maturity Fund | R2
Risk/Return:
Trading Symbol	MLMRX
MFS® Limited Maturity Fund | R3
Risk/Return:
Trading Symbol	MQLHX
MFS® Limited Maturity Fund | R5
Risk/Return:
Trading Symbol	MQLKX
MFS® Municipal Limited Maturity Fund | A
Risk/Return:
Trading Symbol	MTLFX
MFS® Municipal Limited Maturity Fund | B
Risk/Return:
Trading Symbol	MTLBX
MFS® Municipal Limited Maturity Fund | C
Risk/Return:
Trading Symbol	MTLCX
MFS® Municipal Limited Maturity Fund | I
Risk/Return:
Trading Symbol	MTLIX
MFS® Research Bond Fund | A
Risk/Return:
Trading Symbol	MRBFX
MFS® Research Bond Fund | R4
Risk/Return:
Trading Symbol	MRBJX
MFS® Research Bond Fund | 529A
Risk/Return:
Trading Symbol	EARBX
MFS® Research Bond Fund | 529B
Risk/Return:
Trading Symbol	EBRBX
MFS® Research Bond Fund | 529C
Risk/Return:
Trading Symbol	ECRBX
MFS® Research Bond Fund | B
Risk/Return:
Trading Symbol	MRBBX
MFS® Research Bond Fund | C
Risk/Return:
Trading Symbol	MRBCX
MFS® Research Bond Fund | I
Risk/Return:
Trading Symbol	MRBIX
MFS® Research Bond Fund | R1
Risk/Return:
Trading Symbol	MRBGX
MFS® Research Bond Fund | R2
Risk/Return:
Trading Symbol	MRRRX
MFS® Research Bond Fund | R3
Risk/Return:
Trading Symbol	MRBHX
MFS® Research Bond Fund | R5
Risk/Return:
Trading Symbol	MRBKX